Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,016,285,169.58
Previously Paid Amount	0.00
Total Fee Amount	5,388,148.98
Total Offset Amount	0.00
Net Fee	$ 5,388,148.98
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A